FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of fair value of financial assets and financial liabilities

	As of 31 December 2021
Financial assets	Total	Level 1	Level 2	Level 3

Investment funds at fair value (Note 4)	1,024,437	1,024,437	—	—
	1,024,437	1,024,437	—	—